Restricted cash - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash And Cash Equivalents Items [Line Items]
Escrow amount deposited for business acquisition		$ 506
Remaining restricted cash excluding escrow deposit		$ 41,639
Fixed interest weighted average rate	0.33%	0.57%
Restricted cash	$ 36,146	$ 42,145	$ 23,852
US$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	26,111	41,613
HK$
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 26
RMB
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 10,035